Accumulated Other Comprehensive Income (Loss), Net of Tax	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax

19 Accumulated other comprehensive income (loss), net of tax

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Changes in fair value cash flow hedges	Net actuarial gain/(losses)	Unrealized gain/(losses) available-for-sale securities	Accumulated Other Comprehensive Income (loss)

As of December 31, 2011	(203)	504	—	22	—	323
2012 other comprehensive income (loss)	18	10	—	(51)	—	(23)

As of December 31, 2012	(185)	514	—	(29)	—	300
2013 other comprehensive income (loss)	68	(27)	(4)	10	—	47

As of December 31, 2013	(117)	487	(4)	(19)	—	347
2014 other comprehensive income (loss)	(214)	140	2	(66)	1	(137)

As of December 31, 2014	(331)	627	(2)	(85)	1	210